Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORY

NOTE 5 – INVENTORY

On September 30, 2021 and December 31, 2020, inventory consisted of the following:

	September 30, 2021	December 31, 2020
Raw materials	$18,199	$24,477
Finished goods	151,834	52,723
Inventory	$170,033	$77,200

NOTE 4 – INVENTORY

On December 31, 2020 and 2019, inventory consisted of the following:

	December 31, 2020	December 31, 2019
Raw materials	$24,477	$12,250
Finished goods	52,723	2,570
Inventory	$77,200	$14,820